Employees' Stock Incentive Plans Schedule of Compensation Costs Related to Equity Plans (Details) - All Equity Awards - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost	$ 46	$ 33	$ 46
Related tax benefit	9	7	14
After-tax compensation cost	$ 37	$ 26	$ 32